Note 13 - Earnings (loss) Per Common Share (Detail) - Calculation of Basic and Diluted Earnings Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (63,984)	$ (189,112)	$ 2,513
Less: Undistributed earnings allocated to non-vested shares			(177)
Net (loss) income available to common shareholders	$ (63,984)	$ (189,112)	$ 2,336
Weighted average common shares outstanding, basic (in Shares)	16,989,585	6,304,679	3,075,278
Weighted average common shares outstanding, diluted (in Shares)	16,989,585	6,304,679	3,077,741
(Loss) income per common share, basic and diluted (in Dollars per share)	$ (3.77)	$ (30.00)	$ 0.82